Vessels, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 286,991
Vessels' disposals	(9,951)
Vessels' cost, ending balance	277,040
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(46,639)
Vessels' disposals	5,001
Depreciation	(3,646)
Accumulated depreciation, ending balance	(45,284)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	240,352
Vessels' disposals	(4,950)
Depreciation	(3,646)
Vessel's net book value, ending balance	$ 231,756